Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (2,006,843)	$ 1,207,888	$ 1,895,222	$ 1,378,571
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, and equipment			46,084
Depreciation expense	310,910	203,788	272,708	145,783
Amortization expense	30,831	782	1,648
Deferred income taxes (benefits) expenses	(860,007)	225,506	176,093	448,800
Amortization of operating lease right-of-use assets	2,404,092	1,798,832	2,277,910	1,905,028
Loss from termination of operating lease			5,957
Inventories reserve	678,157	287,946	456,209	151,378
Changes in operating assets and liabilities:
Accounts receivable	(92,353)	(198,720)	176,273	(334,752)
Accounts receivable - related parties	238,029	(230,149)	(190,349)	(136,565)
Inventories	(3,985,343)	(1,827,543)	(1,981,515)	615,394
Prepayments and other receivables	(1,772,605)	(310,727)	194,160	(637,630)
Prepayments for operation services to related parties	(105,000)		(60,000)
Security deposits	(70,413)	(395,867)	(422,240)	(130,680)
Accounts payable	96,920	2,287,560	2,489,025	(70,928)
Accrued expenses and other payables	(492,920)	233,082	334,726	(105,097)
Operating lease liabilities	(2,257,028)	(1,651,005)	(1,933,760)	(1,697,190)
Taxes payable	(1,530,416)	112,614	570,769	225,027
Net cash (used in) provided by operating activities	(9,413,989)	1,743,987	4,308,920	1,757,139
Cash flows from investing activities
Purchases of equipment	(1,618,290)	(503,772)	(1,253,555)	(442,915)
Purchase of software from a related party	(500,000)
Payments of property rights		(109,532)	(38,032)
Prepayments for property			(450,000)
Prepayment for purchasing software from a related party	(892,580)	(350,000)	(1,279,000)
Repayment from a related party	660,256		111,500
Advance to a related party	(486,057)		(291,756)
Net cash used in investing activities	(2,836,671)	(963,304)	(3,200,843)	(442,915)
Cash flows from financing activities
Advance to a related party		(111,500)
Borrowing from loan payables	7,086,099	845,000	1,095,000	1,500,000
Repayments of loan payables	(3,632,031)	(362,583)	(639,367)	(278,222)
Repayments on other payables - related parties	(92,229)	(200,249)	(290,252)	(2,496,323)
Payments of related party loan		(150,000)	(150,000)
Payments of IPO cost	(282,403)	(126,488)	(201,379)	(75,819)
Net proceeds from issuance of common stock - IPO	9,154,500
Capital Contributions from Stockholders		136,370	136,370
Net cash provided by financing activities	12,233,936	30,550	(49,628)	(1,350,364)
Net changes in cash	(16,724)	811,233	1,058,449	(36,140)
Effect of exchange rate changes on cash	(19,542)	3,101	(13,829)
Cash at beginning of the period	1,403,514	358,894	358,894	395,034
Cash at the end of the period	1,367,248	1,173,228	1,403,514	358,894
Supplemental disclosure of cash flow information
Cash paid for interest expense	227,679	82,150	152,050	100,341
Cash paid for income taxes	1,940,778	435,881	435,881	148,064
Supplemental disclosure of non-cash investing and financing activities
Settlement of accounts payable by related parties		50,000	50,000
Settlement of accounts payable by capital contribution		2,263,630	2,263,630
Purchase of vehicle funded by loan	219,668	34,974	34,974
Purchase of office funded by loan	1,800,000
Purchase software and office by using previous prepayments	2,085,000
Purchase property rights by using previous prepayments	54,572
Properties used for rental services	65,618
Deferred IPO cost recognized as additional paid-in capital	502,198
Unpaid deferred IPO cost			225,000	11,717
Termination of operating lease right-of-use assets and operating lease liabilities	(863,513)		(2,814,235)
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,585,285	$ 3,579,568	$ 10,771,688	$ 4,082,664